Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000243218 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243218 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000243218 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243218 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000243218 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243218 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243218 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243218 [Member] | Berkshire Hathaway Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243218 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243218 [Member] | Hershey Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243218 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000243218 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000243218 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000243218 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243218 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243218 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243218 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000243218 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243218 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000243218 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244000 [Member] | Oshkosh Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244000 [Member] | CSG Systems International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244000 [Member] | REV Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244000 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244000 [Member] | RLI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244000 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244000 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244000 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244000 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244000 [Member] | Vanguard 0 3 Month Treasury Bill ETF 0 238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000244000 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000244000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000244000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000244000 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244000 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000244000 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244000 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244002 [Member] | Oshkosh Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244002 [Member] | CSG Systems International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244002 [Member] | REV Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244002 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244002 [Member] | RLI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244002 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244002 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244002 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244002 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244002 [Member] | Vanguard 0 3 Month Treasury Bill ETF 0 238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244002 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000244002 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000244002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000244002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000244002 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244002 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000244002 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244002 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244001 [Member] | Oshkosh Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244001 [Member] | CSG Systems International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244001 [Member] | REV Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244001 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244001 [Member] | RLI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244001 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244001 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244001 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244001 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244001 [Member] | Vanguard 0 3 Month Treasury Bill ETF 0 238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000244001 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000244001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000244001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000244001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244001 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000244001 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244001 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%